COMMON STOCK (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 14, 2023	Aug. 05, 2022	Sep. 15, 2023	Aug. 25, 2023	Oct. 31, 2023	Oct. 31, 2022	Mar. 02, 2022	Feb. 28, 2022	Jan. 21, 2022	Jan. 20, 2022
Class of Stock [Line Items]
Common stock, shares authorized					2,500,000,000	2,500,000,000	2,500,000,000	2,000,000,000	2,000,000,000	1,750,000,000
Common stock, shares outstanding					332,488,710	14,828,595
Shares issued for services					3,000,000
Reverse stock split		1-for-150
Proceeds from sale of stock						$ 187,520
Conversion of stock, shares					1,020,062,029
Stock Sold For Cash [Member]
Class of Stock [Line Items]
Stock issued new, shares						2,560,000
Proceeds from sale of stock						$ 187,520
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Debt converted, amount converted					$ 35,000
Debt converted, shares issued					50,000,000
Shares returned				4,525,000
Conversion of stock, value						$ 6,500
Conversion of stock, shares						1,300,000
Robert C Bohorad [Member]
Class of Stock [Line Items]
Shares granted	30,000,000
Share price	$ 0.006
Non-cash compensation	$ 180,000
Shares returned			60,000,000
Quick Capital LLC [Member]
Class of Stock [Line Items]
Debt converted, shares issued					120,802,722
Quick Capital LLC [Member] | Principal Amount [Member]
Class of Stock [Line Items]
Debt converted, amount converted					$ 102,087
Quick Capital LLC [Member] | Interest Amount [Member]
Class of Stock [Line Items]
Debt converted, amount converted					$ 7,157
1800 Diagonal Lending LLC [Member]
Class of Stock [Line Items]
Debt converted, shares issued					143,857,393
1800 Diagonal Lending LLC [Member] | Principal Amount [Member]
Class of Stock [Line Items]
Debt converted, amount converted					$ 87,100
1800 Diagonal Lending LLC [Member] | Interest Amount [Member]
Class of Stock [Line Items]
Debt converted, amount converted					$ 2,655